Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
	2020 $	2019 $
Accounting fees	32,702	31,132
Directors' fees	66,000	71,427
Management fees	228,000	160,500
Stock-based compensation	473,963	355,333
	800,665	618,392